Federated Hermes International Growth Fund
Portfolio of Investments
August 31, 2025 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—95.9%
		Argentina—3.6%
4,977	[1]	Mercadolibre, Inc.	$ 12,307,673
		Australia—2.2%
293,360		Northern Star Resources Ltd.	3,699,807
55,530		Wisetech Global Ltd.	3,680,684
		TOTAL	7,380,491
		Belgium—3.7%
10,739	[1]	Argenx SE, ADR	7,648,316
20,821		UCB SA	4,880,903
		TOTAL	12,529,219
		Brazil—3.4%
787,746	[1]	NU Holdings Ltd./Cayman Islands	11,658,641
		Canada—3.6%
76,507		Cameco Corp.	5,920,876
28,592	[1]	Shopify, Inc.	4,039,478
70,010		Teck Resources Ltd.	2,393,642
		TOTAL	12,353,996
		China—13.2%
163,278		360 Finance Inc., ADR	4,754,655
153,000		BYD Co. Ltd.	2,224,535
449,930	[1]	DiDi Global, Inc., ADR	2,632,091
85,369	[1,2]	EHang Holdings Ltd., ADR	1,351,391
570,457		Full Truck Alliance Co. Ltd., ADR	7,444,464
492,800		KE Holdings, Inc.	2,896,780
368,200	[1]	Kuaishou Technology	3,532,890
87,000		Silergy Corp.	872,850
186,044		Tencent Holdings Ltd.	14,386,537
23,383		Trip.com Group Ltd., ADR	1,724,496
1,040,000		Zijin Mining Group Co. Ltd.	3,399,064
		TOTAL	45,219,753
		Egypt—0.6%
1,106,715		Commercial International Bank Egypt	2,213,202
		France—4.5%
39,027		Dassault Systemes SE	1,213,895
18,593		Gaztransport Et Technigaz	3,467,551
17,231	[1]	L’Oreal SA	8,020,368
10,234		Schneider Electric SA	2,511,753
		TOTAL	15,213,567
		Georgia—0.6%
35,169		TBC Bank Group PLC	2,078,691
		Germany—7.1%
45,435	[1]	Birkenstock Holding PLC	2,368,526
62,212		Infineon Technologies AG	2,550,688
16,402		Nemetschek AG	2,270,601
3,228		Rational AG	2,410,569
2,684		Rheinmetall AG	5,306,008

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
33,837	[2]	SAP SE, ADR	$ 9,209,078
		TOTAL	24,115,470
		Hong Kong—0.5%
197,000		AIA Group Ltd.	1,864,213
		India—4.1%
744,016	[1]	Eternal Ltd.	2,646,197
21,554	[1]	Makemytrip Ltd.	2,128,458
175,580		Max Healthcare Institute Ltd.	2,301,837
221,379	[1]	PB Fintech Ltd.	4,445,432
341,082	[1]	Zinka Logistics Solutions Ltd.	2,460,959
		TOTAL	13,982,883
		Israel—0.5%
28,361	[1]	Oddity Tech Ltd.	1,707,616
		Italy—1.5%
5,749		Ferrari NV	2,741,362
26,210		Prysmian SpA	2,293,919
		TOTAL	5,035,281
		Japan—13.3%
174,500		Ajinomoto Co., Inc.	4,717,087
39,700		BayCurrent Consulting, Inc.	2,259,735
152,900		Daiichi Sankyo Co. Ltd.	3,648,724
229,800		Hitachi Ltd.	6,191,095
31,441		Hoya Corp.	4,064,116
11,217		Keyence Corp.	4,282,072
347,742	[2]	Mitsubishi UFJ Financial Group, Inc., ADR	5,316,975
176,751		Nintendo Co. Ltd., ADR	3,948,617
826,300		Resona Holdings, Inc.	8,232,649
147,100		Terumo Corp.	2,672,050
		TOTAL	45,333,120
		Netherlands—1.3%
5,774		ASML Holding N.V., ADR	4,287,888
		Norway—1.5%
171,910		Kongsberg Gruppen ASA	5,130,086
		Singapore—2.4%
55,500		DBS Group Holdings Ltd.	2,187,489
838,817	[1]	Grab Holdings Ltd.	4,185,697
311,900		Singapore Technologies Engineering Ltd.	1,863,886
		TOTAL	8,237,072
		South Africa—2.0%
208,730		Gold Fields Ltd.	6,918,415
		South Korea—2.9%
137,416	[1]	Coupang, Inc.	3,927,349
6,861		Hanwha Aerospace Co. Ltd.	4,360,071
25,815		Korea Aerospace Industries Ltd.	1,767,821
		TOTAL	10,055,241
		Spain—2.2%
446,809		CaixaBank SA	4,455,850
62,515		Industria de Diseno Textil SA	3,085,335
		TOTAL	7,541,185
		Sweden—4.5%
79,663	[1]	BoneSupport Holding AB	2,616,963

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Sweden—continued
194,113		MilDef Group AB	$ 3,152,087
11,557	[1]	Spotify Technology SA	7,880,487
58,598	[1]	Swedish Orphan Biovitrum AB	1,779,462
		TOTAL	15,428,999
		Switzerland—3.4%
52,654		Alcon AG	4,202,316
16,090		Nestle SA	1,515,720
46,680	[1]	On Holding AG	2,104,334
10,761		Sika AG	2,499,040
2,470		Ypsomed Holding AG	1,210,769
		TOTAL	11,532,179
		Taiwan—6.7%
20,000		ASPEED Technology, Inc.	3,221,597
63,000		MediaTek, Inc.	2,812,942
443,000		Taiwan Semiconductor Manufacturing Co. Ltd.	16,678,377
		TOTAL	22,712,916
		Turkey—0.6%
474,076		Aselsan Elektronik Sanayi Ve Ticaret A.S.	2,110,427
		United Kingdom—6.0%
71,953		3i Group PLC	3,909,929
95,800		AstraZeneca PLC, ADR	7,654,420
67,552		Burford Capital Ltd.	945,728
150,299		Compass Group PLC	5,110,034
81,993		TechnipFMC PLC	3,014,063
		TOTAL	20,634,174
		TOTAL COMMON STOCKS (IDENTIFIED COST $200,278,887)	327,582,398
		INVESTMENT COMPANY—5.7%
19,394,022		Federated Hermes Government Obligations Fund, Premier Shares, 4.22%[3] (IDENTIFIED COST $19,394,022)	19,394,022
		TOTAL INVESTMENT IN SECURITIES—101.6% (IDENTIFIED COST $219,672,909)	346,976,420
		OTHER ASSETS AND LIABILITIES - NET—(1.6%)[4]	(5,530,547)
		NET ASSETS—100%	$341,445,873
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 5/31/2025	$21,663,187
Purchases at Cost	$156,988,491
Proceeds from Sales	$(159,257,656)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 8/31/2025	$19,394,022
Shares Held as of 8/31/2025	19,394,022
Dividend Income	$179,706

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$10,526,648	$10,769,969

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$124,757,275	$202,825,123	$—	$327,582,398
Investment Company	19,394,022	—	—	19,394,022
TOTAL SECURITIES	$144,151,297	$202,825,123	$—	$346,976,420

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt